Subsidiaries	12 Months Ended
Mar. 31, 2018
Disclosure of subsidiaries [abstract]
Subsidiaries
7.	Subsidiaries

Details of the Group’s subsidiaries*** as at the end of the reporting period are as follows:

Name of subsidiary	Principal activity	Place of incorporation and operation	Proportion of ownership interest and voting power held by the Group
			31/03/2018		31/03/2017
Amira Nature Foods Ltd	Non-operating	Mauritius	100.0%		100.0%
Amira I Grand Foods Inc.	Non-operating	BVI	100.0%		100.0%
Amira Grand I Foods Inc.*	Non-operating	USA	100.0%		100.0%
Amira K.A. Foods International DMCC*	Non-operating	UAE	100.0%		100.0%
Amira G Foods Limited	Selling packaged Indian specialty rice, primarily basmati rice	UK	100	%#	80.4	%##
Amira Basmati Rice GmbH EUR**	Processing and selling packaged specialty rice	Germany	100	%#	80.4	%##
Basmati Rice North America LLC	Selling packaged specialty rice	USA	100	%#	80.4	%##
Amira Pure Foods Private Limited	Processing and selling packaged Indian specialty rice, primarily basmati rice and other food products	India	80.4	%##	80.4	%##
Amira I Grand Foods Inc.	Selling packaged Indian specialty rice, primarily basmati rice	USA	80.4	%##	80.4	%##
Amira C Foods International DMCC (“Amira Dubai”)	Selling packaged Indian specialty rice, primarily basmati rice and other food products	UAE	80.4	%##	80.4	%##
Amira Foods Pte. Ltd.	Selling packaged Indian specialty rice, primarily basmati rice and other food products	Singapore	80.4	%##	80.4	%##
Amira Ten Nigeria Limited	No operations	Nigeria	80.4	%##	80.4	%##
Amira Foods (Malaysia) SDN. BHD.	Selling packaged Indian specialty rice, primarily basmati rice and other food products	Malaysia	80.4	%##	80.4%##

*	Formed during the year ended March 31, 2015
##	These entities are 100% owned by an intermediary subsidiary APFPL wherein the Group holds 80.4% of shareholding as at March 31, 2016 and 2015
**	Formerly known as Basmati Rice GmbH Europe
#	From August 1, 2017

***A new company named Amira International Finance B.V. has been incorporated in Netherlands on July 30, 2018. Amira International Finance B.V. is a 100% owned subsidiary of Amira Nature Foods Limited.

7.1	Information about the composition of the Group at the end of the reporting period is as follows:

Wholly owned subsidiaries

Principal activity	Name of subsidiary	Place of incorporation and operation	Number of wholly owned subsidiaries
			March 31, 2018	March 31, 2017
Non-operating	Amira Nature Foods Ltd	Mauritius	1	1
Non-operating	Amira I Grand Foods Inc.	BVI	1	1
Non-operating	Amira Grand I Foods Inc.	USA	1	1
Non-operating	Amira K.A. Foods International DMCC	UAE	1	1
Selling packaged Indian specialty rice, primarily basmati rice	Amira G Foods Limited	United Kingdom	1	-
Processing, sourcing and selling packaged specialty rice	Amira Basmati Rice GmbH EUR*	Germany	1	-
Selling packaged specialty rice	Basmati Rice North America LLC	USA	1	-
			7	4

* Formerly known as Basmati Rice GmbH Europe

Non-wholly owned subsidiaries

Principal activity	Name of subsidiary	Place of incorporation and operation	Number of non-wholly owned subsidiaries
			March 31, 2018	March 31, 2017
Processing, sourcing and selling packaged Indian specialty rice, primarily basmati rice and other food products	Amira Pure Foods Private Limited	India	1	1
Sourcing and selling packaged Indian specialty rice, primarily basmati rice and other food products	Amira C Foods International DMCC	UAE	1	1
Selling packaged Indian specialty rice, primarily basmati rice	Amira I Grand Foods Inc.	USA	1	1
Selling packaged Indian specialty rice, primarily basmati rice	Amira G Foods Limited	United Kingdom	-	1
Processing, sourcing and selling packaged specialty rice	Amira Basmati Rice GmbH EUR*	Germany	-	1
Selling packaged specialty rice	Basmati Rice North America LLC	USA	-	1
Selling packaged Indian specialty rice, primarily basmati rice and other food products	Amira Foods Pte. Ltd.	Singapore	1	1
Selling packaged Indian specialty rice, primarily basmati rice and other food products	Amira Foods (Malaysia) SDN. BHD.	Malaysia	1	1
Non-operating	Amira Ten Nigeria Limited	Nigeria	1	1
			6	9

7.2	Details of non-wholly owned subsidiaries that have material non-controlling interest

Name of subsidiary	Place of incorporation and principal place of business	Proportion of ownership interest and voting rights held by non-controlling interest (in USD)		Profit/(loss) allocated to non- controlling interest (in USD)		Accumulated non-controlling interest (in USD)
		March 31, 2018	March 31, 2017	March 31, 2018	March 31, 2017	March 31, 2018	March 31, 2017
Amira Pure Foods Private Limited*	India	19.6%	19.6%	(20,278,129)	1,701,092	(3,922,671)	16,251,481
Amira C Foods International DMCC	Dubai (UAE)	19.6%	19.6%	4,372,111	5,473,989	33,465,563	29,093,452
Amira UK, Basmati Rice LLC Amira Germany**				-	-	(2,569,581)	-
Others (individually immaterial subsidiaries with non-controlling interests)				532,428	(751,065)	(4,079,296)	(4,603,297)
Total				(15,373,590)	6,424,016	22,894,015	40,741,636

* The Non-controlling interest (NCI) is computed using 7,005,434 shares (assuming exchange under the’ exchange agreement’).

**Amira Basmati Rice LLC (US), Amira G Foods (UK) and Amira Basmati Rice GmBH (Germany) have been transferred under a common control transaction in fiscal 2018 and accordingly, there is no NCI in those entities.